SUBSIDIARY PUBLIC ISSUERS - Balance Sheet (Details) - USD ($) $ in Millions	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Current assets	$ 1,788		$ 1,961
Long-term assets	32,618		32,142
Current liabilities	1,893		1,689
Long-term liabilities	15,263		15,208
Preferred equity	17,250	$ 17,598	17,206	$ 13,726	$ 14,473	$ 14,282
Participating non-controlling interests - in operating subsidiaries
Disclosure of subsidiaries [line items]
Preferred equity	8,226	8,456	8,129	6,140	6,404	6,298
General partnership interest in a holding subsidiary held by Brookfield
Disclosure of subsidiaries [line items]
Preferred equity	65	66	66	53	57	58
Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Preferred equity	3,166	3,221	3,252	2,609	2,804	2,843
Preferred equity
Disclosure of subsidiaries [line items]
Preferred equity	591	$ 580	568	$ 589	$ 600	$ 616
Brookfield Renewable
Disclosure of subsidiaries [line items]
Current assets	34		32
Long-term assets	5,220		5,208
Current liabilities	41		38
Long-term liabilities	0		0
Preferred equity	833		707
BRP Equity
Disclosure of subsidiaries [line items]
Current assets	405		389
Long-term assets	249		239
Current liabilities	7		6
Long-term liabilities	0		0
Preferred equity	0		0
BRP Equity | Preferred equity
Disclosure of subsidiaries [line items]
Preferred equity	591		568
Finco
Disclosure of subsidiaries [line items]
Current assets	1,703		1,631
Long-term assets	0		1
Current liabilities	23		21
Long-term liabilities	1,674		1,607
Preferred equity	0		0
Holding Entities
Disclosure of subsidiaries [line items]
Current assets	96		93
Long-term assets	24,263		24,078
Current liabilities	4,152		3,096
Long-term liabilities	98		798
Preferred equity	844		718
Holding Entities | Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Preferred equity	3,166		3,252
Other Subsidiaries
Disclosure of subsidiaries [line items]
Current assets	3,745		3,639
Long-term assets	32,902		32,433
Current liabilities	1,862		2,351
Long-term liabilities	14,144		13,445
Preferred equity	0		0
Other Subsidiaries | Participating non-controlling interests - in operating subsidiaries
Disclosure of subsidiaries [line items]
Preferred equity	8,226		8,129
Consolidating adjustments
Disclosure of subsidiaries [line items]
Current assets	(4,195)		(3,823)
Long-term assets	(30,016)		(29,817)
Current liabilities	(4,192)		(3,823)
Long-term liabilities	(653)		(642)
Preferred equity	$ (844)		$ (718)